CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Hilltop Stockholders' Equity	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Noncontrolling Interest
Balance at Dec. 31, 2010	$ 653,055	$ 653,055		$ 565	$ 918,046	$ 5,270	$ (270,826)
Balance (in shares) at Dec. 31, 2010				56,495,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(6,531)	(6,531)					(6,531)
Other comprehensive income (loss)	8,713	8,713				8,713
Stock-based compensation expense	98	98			98
Common stock issued to board members	48	48			48
Common stock issued to board members (in shares)				6,000
Balance at Dec. 31, 2011	655,383	655,383		565	918,192	13,983	(277,357)
Balance (in shares) at Dec. 31, 2011				56,501,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(5,098)	(5,592)					(5,592)	494
Other comprehensive income (loss)	(5,889)	(5,889)				(5,889)
Issuance of preferred stock	114,068	114,068	114,068
Issuance of preferred stock (in shares)			114,000
Issuance of common stock	387,583	387,583		271	387,312
Issuance of common stock (in shares)				27,123,000
Stock-based compensation expense	450	450			450
Common stock issued to board members	50	50			50
Common stock issued to board members (in shares)				4,000
Repurchase and retirement of common stock	(1,298)	(1,298)		(1)	(1,297)
Repurchase and retirement of common stock (in shares)				(141,000)
Dividends on preferred stock	(259)	(259)			(259)
Acquired noncontrolling interest	1,789							1,789
Cash distributions to noncontrolling interest	(229)							(229)
Balance at Dec. 31, 2012	1,146,550	1,144,496	114,068	835	1,304,448	8,094	(282,949)	2,054
Balance (in shares) at Dec. 31, 2012			114,000	83,487,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	56,033	55,165					55,165	868
Other comprehensive income (loss)	(27,441)	(27,441)				(27,441)
Stock-based compensation expense	480	480			480
Common stock issued to board members	47	47			47
Common stock issued to board members (in shares)				4,000
Issuance of restricted common stock				5	(5)
Issuance of restricted common stock (in shares)				465,000
Dividends on preferred stock	(1,852)	(1,852)			(1,852)
Cash distributions to noncontrolling interest	(2,017)							(2,017)
Balance at Jun. 30, 2013	1,171,800	1,170,895	114,068	840	1,303,118	(19,347)	(227,784)	905
Balance (in shares) at Jun. 30, 2013			114,000	83,956,000
Balance at Dec. 31, 2012	1,146,550	1,144,496		835	1,304,448	8,094	(282,949)	2,054
Balance (in shares) at Dec. 31, 2012				83,487,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	126,709	125,342					125,342	1,367
Other comprehensive income (loss)	(42,957)	(42,957)				(42,957)
Issuance of common stock	86,767	86,767		62	86,705
Issuance of common stock (in shares)				6,208,000
Stock-based compensation expense	1,671	1,671			1,671
Common stock issued to board members	149	149			149
Common stock issued to board members (in shares)				10,000
Issuance of restricted common stock				5	(5)
Issuance of restricted common stock (in shares)				471,000
Dividends on preferred stock	(4,327)	(4,327)			(4,327)
Cash distributions to noncontrolling interest	(2,640)							(2,640)
Balance at Dec. 31, 2013	1,311,922	1,311,141	114,068	902	1,388,641	(34,863)	(157,607)	781
Balance (in shares) at Dec. 31, 2013			114,000	90,176,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	53,984	53,697					53,697	287
Other comprehensive income (loss)	32,362	32,362				32,362
Stock-based compensation expense	1,979	1,979			1,979
Common stock issued to board members	115	115			115
Common stock issued to board members (in shares)				5,000
Dividends on preferred stock	(2,852)	(2,852)			(2,852)
Cash distributions to noncontrolling interest	(348)							(348)
Balance at Jun. 30, 2014	$ 1,397,162	$ 1,396,442	$ 114,068	$ 902	$ 1,387,883	$ (2,501)	$ (103,910)	$ 720
Balance (in shares) at Jun. 30, 2014			114,000	90,181,000